Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset transfers
Assets pledged against liabilities	£ 63,264	£ 72,078
Liabilities secured by assets	38,210	43,182
Bank deposits
Asset transfers
Liabilities secured by assets	16,326	20,226
Derivatives
Asset transfers
Liabilities secured by assets	21,884	22,956
Trading assets
Asset transfers
Assets pledged against liabilities	35,571	36,631
Loans to banks
Asset transfers
Assets pledged against liabilities	1,050	738
Loans to customers
Asset transfers
Assets pledged against liabilities	25,930	31,312
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 713	£ 3,397